SUPPLEMENT DATED JUNE 25, 2014
to

PROSPECTUS DATED MAY 1, 2014
FOR FUTURITY CORPORATE VARIABLE UNIVERSAL LIFE

PROSPECTUS DATED MAY 1, 2008
FOR SUN LIFE CORPORATE VARIABLE UNIVERSAL LIFE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

This supplement contains information about an investment option that is available under your Contract.

Effective August 11, 2014, the name of the DWS Small Cap Index VIP Fund will be changed to Deutsche Small Cap Index VIP Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.